Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 11,099,470	₩ 10,248,315
Non-current assets	23,972,053	25,326,248
Current liabilities	11,006,948	10,984,976
Non-current liabilities	11,327,636	12,101,306
Book value of non-controlling interests	1,335,896	1,147,798
Revenue	24,230,124	23,475,567	₩ 24,336,571
Profit(Loss) for the year	(70,636)	(2,872,078)	(179,443)
Profit(Loss) attributable to non-controlling interests	18,706	(42,373)	27,796
Cash flows from operating activities	2,286,948	2,706,545	4,484,123
Cash flows from investing activities	(2,319,316)	(6,755,393)	(7,675,339)
Cash flows from financing activities	931,829	4,987,902	2,952,919
Effect of exchange rate fluctuations on cash held	(17,365)	31,927	759
Beginning Balance	3,336,003	2,365,022	2,602,560
Ending Balance	4,218,099	3,336,003	2,365,022
Dividends distributed to non-controlling interests	12,086	6,541	51,085
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Profit(Loss) for the year	₩ 18,706	₩ (42,373)	₩ 27,796
Non-controlling interests [member] | L G Display China Co Ltd [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%	30.00%
Current assets	₩ 1,573,028	₩ 817,702	₩ 96,145
Non-current assets	851,262	1,208,840	1,625,717
Current liabilities	326,785	327,049	931,733
Non-current liabilities	410,677	2,084	793
Net assets	1,686,828	1,697,409	789,336
Book value of non-controlling interests	498,084	509,718	554,847
Revenue	1,907,421	1,978,487	2,573,254
Profit(Loss) for the year	(12,279)	(164,764)	106,269
Profit(Loss) attributable to non-controlling interests	(3,684)	(49,429)	31,881
Cash flows from operating activities	138,692	427,324	792,670
Cash flows from investing activities	(686,387)	380,331	(492,960)
Cash flows from financing activities	436,936	(518,529)	(573,701)
Effect of exchange rate fluctuations on cash held	5,367	(3,077)	4,019
Net increase (decrease) in cash and cash equivalents	(105,392)	286,049	(269,972)
Beginning Balance	382,194	96,145	366,117
Ending Balance	276,802	382,194	96,145
Dividends distributed to non-controlling interests	₩ 12,086	₩ 6,541	₩ 53,107
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	25.00%	31.00%
Current assets	₩ 1,544,816	₩ 1,022,736	₩ 895,494
Non-current assets	5,466,627	5,584,138	2,363,336
Current liabilities	1,588,688	1,248,446	1,573,480
Non-current liabilities	2,757,499	2,940,320	634,764
Net assets	2,665,256	2,418,108	1,050,586
Book value of non-controlling interests	798,190	603,799	322,286
Revenue	1,249,487	40,766
Profit(Loss) for the year	57,000	12,503	(10,152)
Profit(Loss) attributable to non-controlling interests	17,100	3,126	(3,135)
Cash flows from operating activities	142,648	(453,784)	(263,300)
Cash flows from investing activities	(849,577)	(3,520,965)	(1,201,462)
Cash flows from financing activities	826,940	3,487,367	2,118,574
Effect of exchange rate fluctuations on cash held	(1,501)	19,862	(14,341)
Net increase (decrease) in cash and cash equivalents	118,510	(467,520)	639,471
Beginning Balance	171,951	639,471
Ending Balance	₩ 290,461	₩ 171,951	₩ 639,471